Schedule of Investments (unaudited)
June 30, 2021
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 66.8%
BlackRock Emerging Markets Fund, Inc., Class K	2,129,491	$ 75,511,744
BlackRock Technology Opportunities Fund, Class K	193,146	13,554,996
iShares Core S&P Small-Cap ETF	444,009	50,164,137
iShares Core S&P Total U.S. Stock Market ETF	1,828,413	180,574,068
iShares ESG Aware MSCI USA ETF	1,770,196	174,311,200
iShares Global Financials ETF	538,158	41,766,442
iShares GSCI Commodity Dynamic	1,147,474	39,587,853
iShares MSCI EAFE Growth ETF	592,816	63,597,300
iShares MSCI EAFE Value ETF	2,073,228	107,310,281
iShares MSCI USA Momentum Factor ETF	156,381	27,121,157
iShares MSCI USA Value Factor ETF	477,000	50,113,620
iShares U.S. Energy ETF	911,828	26,525,077
		850,137,875
Fixed-Income Funds — 33.0%
iShares Core Total USD Bond Market ETF	1,331,537	71,223,914
iShares Fallen Angels USD Bond ETF	1,035,742	31,030,831
Master Total Return Portfolio	$ 318,585,709	318,585,709
		420,840,454
Total Long-Term Investments — 99.8% (Cost: $1,033,219,854)		1,270,978,329
Security	Shares	Value
Short-Term Securities(a)(b)
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,436,210	$ 1,436,210
Total Short-Term Securities — 0.1% (Cost: $1,436,210)		1,436,210
Total Investments — 99.9% (Cost: $1,034,656,064)		1,272,414,539
Other Assets Less Liabilities — 0.1%		1,134,062
Net Assets — 100.0%		$ 1,273,548,601
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ 48,559,003	$ 26,699,364	$ (22,437,429)	$ 3,795,534	$ 18,895,272	$ 75,511,744	2,129,491	$ 565,161	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,775,302	—	(339,092)(a)	—	—	1,436,210	1,436,210	441	—
BlackRock Strategic Income Opportunities Portfolio, Class K(b)	73,739,575	4,482,943	(79,844,187)	4,697,937	(3,076,268)	—	—	469,688	122,518
BlackRock Technology Opportunities Fund, Class K	33,108,369	7,020,565	(32,914,594)	10,322,762	(3,982,106)	13,554,996	193,146	—	1,538,108

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 1-3 Year Treasury Bond ETF(b)	$ —	$ 30,536,480	$ (30,508,926)	$ (27,554)	$ —	$ —	—	$ 34,510	$ —
iShares 20+ Year Treasury Bond ETF(b)	—	31,231,912	(28,004,606)	(3,227,306)	—	—	—	133,535	—
iShares Core MSCI EAFE ETF(b)	34,673,719	1,619,223	(40,178,427)	4,553,015	(667,530)	—	—	202,556	—
iShares Core S&P Small-Cap ETF	34,454,768	20,206,037	(19,049,996)	886,578	13,666,750	50,164,137	444,009	292,314	—
iShares Core S&P Total U.S. Stock Market ETF	142,733,095	49,692,057	(58,311,867)	6,182,984	40,277,799	180,574,068	1,828,413	1,729,649	—
iShares Core Total USD Bond Market ETF	—	85,494,654	(13,175,033)	(260,261)	(835,446)	71,223,914	1,331,537	595,559	—
iShares ESG Aware MSCI USA ETF	105,781,080	40,053,939	(7,523,383)	245,037	35,754,527	174,311,200	1,770,196	1,348,480	—
iShares Fallen Angels USD Bond ETF	—	30,391,318	(110,988)	(483)	750,984	31,030,831	1,035,742	327,476	—
iShares Global Financials ETF	—	43,013,173	—	—	(1,246,731)	41,766,442	538,158	148,627	—
iShares GSCI Commodity Dynamic	—	37,711,555	(93,094)	(498)	1,969,890	39,587,853	1,147,474	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	$ 54,128,499	$ —	$ (53,976,103)	$ 650,117	$ (802,513)	$ —	—	$ 118,326	$ —
iShares MSCI EAFE Growth ETF	66,747,135	11,001,207	(26,015,453)	4,101,530	7,762,881	63,597,300	592,816	789,187	—
iShares MSCI EAFE Value ETF	—	104,329,053	(196,418)	1,497	3,176,149	107,310,281	2,073,228	1,793,602	—
iShares MSCI USA Min Vol Factor ETF(b)	18,381,070	2,277,217	(22,583,971)	4,828,051	(2,902,367)	—	—	139,048	—
iShares MSCI USA Momentum Factor ETF	—	35,441,178	(9,080,954)	(365,514)	1,126,447	27,121,157	156,381	33,470	—
iShares MSCI USA Value Factor ETF	33,736,200	9,032,289	(8,089,791)	1,012,472	14,422,450	50,113,620	477,000	713,988	—
iShares U.S. Energy ETF	—	23,518,877	—	—	3,006,200	26,525,077	911,828	279,674	—
iShares U.S. Medical Devices ETF(b)	29,887,395	3,425,222	(37,236,487)	9,209,538	(5,285,668)	—	—	41,474	—
iShares U.S. Treasury Bond ETF(b)	—	48,153,103	(47,449,682)	(703,421)	—	—	—	85,937	—
Master Advantage Large Cap Core Portfolio(b)	48,552,828	—	(53,870,082)(a)(c)	15,618,646	(10,301,392)	—	—	142,458	—

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 60/40 Target Allocation Fund
Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares/ Investment Value Held at 06/30/21	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 206,467,011	$ 113,093,812(a)(c)	$ —	$ (808,681)	$ (166,433)	$ 318,585,709	$318,585,709	$ 4,658,166	$ —
SL Liquidity Series, LLC, Money Market Series(b)	1,581,067	—	(1,582,538)(a)	1,471	—	—	—	63,072(d)	—
				$ 60,713,451	$ 111,542,895	$ 1,272,414,539		$ 14,706,398	$ 1,660,626
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BlackRock 60/40 Target Allocation Fund
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 952,392,620	$ —	$ —	$ 952,392,620
Short-Term Securities
Money Market Funds	1,436,210	—	—	1,436,210
	$ 953,828,830	$ —	$ —	953,828,830
Investments valued at NAV(a)				318,585,709
				$ 1,272,414,539
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s